Note 10 - Notes Payable Officers and Related Party Transactions (Details) - Schedule of Related Party Debt - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Notes Payable, Related Party	$ 169,549	$ 187,826
Interest Expense [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Party	169,549
Note Payable #1 [Member] | Director [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Party		60,000
Note Payable #1 [Member] | Interest Expense [Member] | Director [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Party	60,000
Note Payable #2 [Member] | Officer [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Party	61,052	61,052
Note Payable #2 [Member] | Interest Expense [Member] | Officer [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Party	61,052
Note Payable #3 [Member] | Other Related Party [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Party		$ 66,774
Note Payable #3 [Member] | Interest Expense [Member] | Other Related Party [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Party	$ 48,497